Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

November 30, 2020

LTB-QTLY-0121
1.813046.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 1.65% 2/1/28	$7,588,000	$7,694,623
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,093,495
3% 3/22/27	626,000	695,120
5.15% 9/15/23	5,498,000	6,209,979
		18,693,217
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	16,911,357
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,953,992
3.95% 10/15/25	2,610,000	2,991,915
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,379,494
3.625% 5/15/30	1,664,000	1,896,684
Time Warner Cable, Inc. 4.125% 2/15/21	6,164,000	6,174,528
		40,307,970
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	7,115,000	7,161,226
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	6,000,000	6,635,280
		13,796,506

TOTAL COMMUNICATION SERVICES		72,797,693

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.6%
American Honda Finance Corp.:
0.4% 10/21/22	6,720,000	6,727,707
2.65% 2/12/21	5,000,000	5,022,655
BMW U.S. Capital LLC:
2.7% 4/6/22 (c)	5,799,000	5,968,406
3.45% 4/12/23 (c)	7,000,000	7,445,415
Daimler Finance North America LLC:
2.3% 2/12/21 (c)	5,500,000	5,519,751
2.85% 1/6/22 (c)	3,175,000	3,257,031
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	15,000,000	15,013,200
1.7% 8/18/23	10,000,000	10,241,661
3.25% 1/5/23	5,000,000	5,226,538
3.55% 4/9/21	3,143,000	3,174,879
4.15% 6/19/23	5,231,000	5,629,184
4.2% 3/1/21	3,000,000	3,016,367
5.2% 3/20/23	2,909,000	3,190,587
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (c)	10,040,000	10,048,169
2.5% 9/24/21 (c)	5,970,000	6,066,319
4% 11/12/21 (c)	7,000,000	7,232,977
		102,780,846
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,250,341
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	3,229,000	3,311,056
3.3% 7/1/25	1,040,000	1,156,137
Starbucks Corp.:
1.3% 5/7/22	1,421,000	1,439,383
3.8% 8/15/25	2,340,000	2,653,100
		8,559,676
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	3,743,000	3,743,000
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	3,438,000	3,484,929
Leisure Products - 0.0%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,416,188
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,769,845
Specialty Retail - 0.5%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,440,920
3.625% 4/15/25	545,000	607,051
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	7,286,835
TJX Companies, Inc.:
1.15% 5/15/28	5,584,000	5,591,376
3.5% 4/15/25	1,742,000	1,936,307
		18,862,489

TOTAL CONSUMER DISCRETIONARY		150,867,314

CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,856,545
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	11,528,722
3.5% 5/1/22	4,098,000	4,265,327
		20,650,594
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 1.375% 6/20/27	2,448,000	2,513,819
Kroger Co. 3.3% 1/15/21	5,000,000	5,011,038
		7,524,857
Food Products - 0.4%
Mondelez International, Inc.:
0.625% 7/1/22	10,000,000	10,048,200
2.125% 4/13/23	2,817,000	2,922,522
		12,970,722
Tobacco - 2.2%
Altria Group, Inc.:
2.35% 5/6/25	1,003,000	1,062,941
2.85% 8/9/22	5,000,000	5,203,200
3.49% 2/14/22	1,879,000	1,951,907
3.8% 2/14/24	2,268,000	2,476,864
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,343,645
3.222% 8/15/24	7,000,000	7,573,634
BAT International Finance PLC:
1.668% 3/25/26	10,000,000	10,178,517
3.95% 6/15/25 (c)	5,000,000	5,622,738
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (c)	8,250,000	8,801,769
4.25% 7/21/25 (c)	13,000,000	14,600,673
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,495,429
1.125% 5/1/23	4,000,000	4,077,446
1.5% 5/1/25	3,501,000	3,615,970
2.625% 2/18/22	1,793,000	1,839,756
2.875% 5/1/24	4,910,000	5,279,553
		87,124,042

TOTAL CONSUMER STAPLES		128,270,215

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	3,668,000	3,776,676
3.45% 11/15/21	7,927,000	8,087,626
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,229,765
3.8% 9/15/23	2,000,000	2,062,744
Chevron Corp. 1.554% 5/11/25	7,110,000	7,391,430
Chevron U.S.A., Inc. 0.426% 8/11/23	3,944,000	3,954,676
Encana Corp. 3.9% 11/15/21	4,500,000	4,532,414
Energy Transfer Partners LP:
2.9% 5/15/25	7,150,000	7,418,189
3.6% 2/1/23	2,824,000	2,932,871
4.2% 9/15/23	1,441,000	1,534,221
4.5% 4/15/24	570,000	614,375
Enterprise Products Operating LP:
2.8% 2/15/21	2,038,000	2,048,229
2.85% 4/15/21	1,590,000	1,601,236
Equinor ASA:
1.75% 1/22/26	1,120,000	1,170,882
2.875% 4/6/25	7,000,000	7,606,417
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,127,365
Marathon Oil Corp. 2.8% 11/1/22	2,375,000	2,426,727
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	6,094,653
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (a)(b)	1,082,000	1,082,158
1.75% 3/1/26	15,044,000	15,243,095
3.375% 3/15/23	6,618,000	6,989,002
4.5% 7/15/23	856,000	927,925
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	2,088,543
Occidental Petroleum Corp.:
2.7% 8/15/22	624,000	614,827
2.9% 8/15/24	2,061,000	1,921,883
3.125% 2/15/22	1,336,000	1,332,593
3.2% 8/15/26	277,000	243,954
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,962,063
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	6,035,000
6.875% 10/16/25 (c)	10,000,000	10,450,100
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,941,061
3.7% 4/6/23	4,430,000	4,739,710
3.85% 4/9/25	7,000,000	7,830,756
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,897,315
Schlumberger Investment SA 3.3% 9/14/21 (c)	5,000,000	5,082,928
Shell International Finance BV 3.5% 11/13/23	1,470,000	1,600,762
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,591,110
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,316,105
Valero Energy Corp.:
1.2% 3/15/24	10,000,000	9,998,130
2.7% 4/15/23	805,000	836,802
2.85% 4/15/25	463,000	486,277
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	2,040,000	1,972,893
4.1% 2/1/25	3,287,000	3,279,736
5.375% 6/1/21	10,371,000	10,448,783
Williams Partners LP 3.6% 3/15/22	12,000,000	12,418,723
		217,942,730
FINANCIALS - 30.3%
Banks - 16.6%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	5,000,000	5,017,620
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(b)	11,000,000	11,476,669
1.197% 10/24/26 (a)	13,673,000	13,761,600
1.319% 6/19/26 (a)	16,000,000	16,190,374
3.004% 12/20/23 (a)	6,462,000	6,788,605
3.124% 1/20/23 (a)	10,000,000	10,299,544
4.2% 8/26/24	15,750,000	17,621,240
Bank of Nova Scotia 0.55% 9/15/23	10,000,000	10,043,363
Barclays Bank PLC:
1.7% 5/12/22	1,358,000	1,382,077
2.65% 1/11/21	5,500,000	5,503,175
Barclays PLC:
2.852% 5/7/26 (a)	18,848,000	20,007,157
3.2% 8/10/21	5,045,000	5,139,104
3.25% 1/12/21	2,046,000	2,052,142
3.932% 5/7/25 (a)	4,000,000	4,353,494
BNP Paribas SA:
2.219% 6/9/26 (a)(c)	8,627,000	8,989,724
3.5% 3/1/23 (c)	17,000,000	18,089,730
BPCE SA:
1.652% 10/6/26 (a)(c)	20,000,000	20,334,724
2.75% 12/2/21	2,000,000	2,048,065
4% 9/12/23 (c)	5,000,000	5,440,503
Canadian Imperial Bank of Commerce 0.95% 6/23/23	10,000,000	10,125,090
Capital One Bank NA:
2.014% 1/27/23 (a)	4,662,000	4,742,298
2.28% 1/28/26 (a)	7,000,000	7,302,001
Capital One NA 2.15% 9/6/22	1,762,000	1,813,817
CIT Group, Inc.:
3.929% 6/19/24 (a)	815,000	859,907
4.75% 2/16/24	5,000,000	5,437,500
Citigroup, Inc.:
2.312% 11/4/22 (a)	5,000,000	5,085,850
2.7% 10/27/22	5,000,000	5,208,090
2.75% 4/25/22	4,010,000	4,134,761
3.106% 4/8/26 (a)	10,000,000	10,870,095
4.4% 6/10/25	3,018,000	3,456,295
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	421,811
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,068,880
Danske Bank A/S 3.875% 9/12/23 (c)	6,000,000	6,473,493
HSBC Holdings PLC:
1.589% 5/24/27 (a)	10,000,000	10,086,060
1.645% 4/18/26 (a)	6,567,000	6,659,703
3.262% 3/13/23 (a)	3,374,000	3,491,404
3.803% 3/11/25 (a)	5,000,000	5,441,195
3.95% 5/18/24 (a)	3,000,000	3,230,972
Huntington Bancshares, Inc.:
2.3% 1/14/22	2,283,000	2,330,575
2.625% 8/6/24	4,610,000	4,934,494
7% 12/15/20	180,000	180,419
ING Groep NV 3.15% 3/29/22	5,250,000	5,437,231
Intesa Sanpaolo SpA 3.375% 1/12/23 (c)	5,775,000	6,034,586
JPMorgan Chase & Co.:
1.045% 11/19/26 (a)	15,000,000	15,079,352
1.514% 6/1/24 (a)	5,770,000	5,905,074
2.083% 4/22/26 (a)	25,219,000	26,419,343
2.956% 5/13/31 (a)	12,053,000	13,113,040
3.207% 4/1/23 (a)	8,000,000	8,299,040
3.514% 6/18/22 (a)	8,000,000	8,134,949
3.559% 4/23/24 (a)	10,000,000	10,715,037
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	1,698,000	1,715,677
2.438% 2/5/26 (a)	2,636,000	2,772,737
2.907% 11/7/23 (a)	10,197,000	10,637,723
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (a)	7,000,000	7,031,639
1.412% 7/17/25	8,000,000	8,170,195
2.19% 9/13/21	2,760,000	2,798,576
2.193% 2/25/25	7,200,000	7,583,260
2.623% 7/18/22	5,000,000	5,182,626
2.998% 2/22/22	2,619,000	2,702,910
3.218% 3/7/22	5,000,000	5,179,714
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	17,495,000	17,539,540
2.273% 9/13/21	3,000,000	3,045,546
2.953% 2/28/22	10,000,000	10,327,297
National Bank of Canada 0.9% 8/15/23 (a)	10,100,000	10,170,504
Regions Financial Corp.:
2.25% 5/18/25	3,135,000	3,317,192
2.75% 8/14/22	5,022,000	5,211,442
3.8% 8/14/23	1,805,000	1,963,961
Royal Bank of Canada 1.15% 6/10/25	15,000,000	15,308,956
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	4,223,000	4,376,565
3.875% 9/12/23	12,600,000	13,651,541
4.519% 6/25/24 (a)	10,962,000	11,950,213
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,780,449
3.45% 6/2/25	5,700,000	6,172,029
4.45% 12/3/21	4,500,000	4,661,283
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	10,000,000	10,224,671
SVB Financial Group 3.125% 6/5/30	3,077,000	3,452,288
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	7,000,000	7,038,710
Synchrony Bank 3% 6/15/22	2,328,000	2,405,817
Synovus Bank 2.289% 2/10/23 (a)	1,640,000	1,660,461
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,355,266
The Toronto-Dominion Bank 0.75% 6/12/23	10,000,000	10,082,585
Wells Fargo & Co.:
1.654% 6/2/24 (a)	5,500,000	5,628,244
2.164% 2/11/26 (a)	10,000,000	10,469,510
2.188% 4/30/26 (a)	5,000,000	5,233,720
2.406% 10/30/25 (a)	14,000,000	14,742,143
3.75% 1/24/24	5,000,000	5,431,076
4.3% 7/22/27	7,000,000	8,159,480
Westpac Banking Corp. 4.11% 7/24/34 (a)	1,710,000	1,941,458
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,032,228
		655,140,504
Capital Markets - 5.9%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	7,000,000	7,009,730
1% 5/5/23	5,000,000	5,067,207
2.1% 11/12/21	4,059,000	4,126,917
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	4,805,000	5,069,408
3.574% 1/9/23 (c)	15,000,000	15,481,057
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (a)	10,000,000	10,203,815
2.129% 11/24/26 (a)	6,479,000	6,557,393
3.15% 1/22/21	10,179,000	10,210,148
3.3% 11/16/22	7,000,000	7,292,194
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,423,114
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	8,000,000	8,021,184
2.876% 10/31/22 (a)	12,097,000	12,362,362
2.905% 7/24/23 (a)	22,500,000	23,396,306
3% 4/26/22	8,000,000	8,083,870
3.2% 2/23/23	12,500,000	13,233,109
3.272% 9/29/25 (a)	5,000,000	5,450,543
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,893,698
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,211,442
4.875% 2/15/24	4,000,000	4,506,970
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	5,000,000	5,013,823
0.56% 11/10/23 (a)	10,000,000	10,006,933
2.188% 4/28/26 (a)	5,000,000	5,273,548
2.625% 11/17/21	5,350,000	5,465,038
2.72% 7/22/25 (a)	3,953,000	4,227,734
3.737% 4/24/24 (a)	12,000,000	12,901,145
4.875% 11/1/22	7,000,000	7,564,960
State Street Corp. 2.901% 3/30/26 (a)	305,000	331,625
UBS AG London Branch 1.75% 4/21/22 (c)	5,000,000	5,091,919
UBS Group AG 1.008% 7/30/24 (a)(c)	7,594,000	7,648,432
		233,125,624
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	7,227,163
3.5% 5/26/22	915,000	941,068
4.125% 7/3/23	1,826,000	1,935,774
4.875% 1/16/24	1,481,000	1,595,090
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,243,576
3.05% 6/5/23	8,326,000	8,778,682
4.25% 4/15/21	2,920,000	2,958,622
5.125% 9/30/24	9,760,000	11,193,630
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	4,379,000	4,305,068
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	4,740,000	4,690,261
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,573,066
3.9% 1/29/24	3,000,000	3,288,864
Discover Financial Services 5.2% 4/27/22	3,239,000	3,437,406
Ford Motor Credit Co. LLC:
3.087% 1/9/23	10,000,000	10,037,500
3.336% 3/18/21	4,500,000	4,515,525
3.339% 3/28/22	2,246,000	2,260,038
4.14% 2/15/23	5,000,000	5,127,872
John Deere Capital Corp.:
0.7% 7/5/23	2,935,000	2,960,302
2.6% 3/7/24	1,555,000	1,661,296
Synchrony Financial:
2.85% 7/25/22	703,000	726,156
4.25% 8/15/24	2,551,000	2,800,758
4.375% 3/19/24	4,922,000	5,408,732
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,167,000	4,179,293
2.6% 1/11/22	5,500,000	5,638,238
		107,483,980
Diversified Financial Services - 0.6%
AIG Global Funding:
0.8% 7/7/23 (c)	2,197,000	2,217,990
0.9% 9/22/25 (c)	7,000,000	7,022,418
2.3% 7/1/22 (c)	1,900,000	1,956,303
3.35% 6/25/21 (c)	5,000,000	5,087,806
BP Capital Markets America, Inc. 2.937% 4/6/23	1,665,000	1,761,657
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,795,415
Equitable Holdings, Inc. 3.9% 4/20/23	467,000	503,994
		25,345,583
Insurance - 4.5%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,369,514
4.2% 4/1/28	4,000,000	4,766,492
4.875% 6/1/22	5,484,000	5,845,634
Aon Corp. 2.2% 11/15/22	1,504,000	1,556,214
Empower Finance 2020 LP 1.357% 9/17/27 (c)	5,321,000	5,339,930
Equitable Financial Life Global Funding:
0.5% 11/17/23 (c)	10,075,000	10,083,989
1.4% 8/27/27 (c)	15,000,000	15,025,712
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	3,381,000	3,381,170
Guardian Life Global Funding:
1.1% 6/23/25 (c)	7,850,000	7,938,244
1.4% 7/6/27 (c)	8,010,000	8,076,233
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	16,714,000	17,095,485
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	4,993,000	5,120,586
3.3% 3/14/23	1,731,000	1,834,120
3.875% 3/15/24	6,123,000	6,758,849
MassMutual Global Funding II:
0.85% 6/9/23 (c)	10,000,000	10,116,692
2.5% 4/13/22 (c)	5,440,000	5,608,599
Metropolitan Life Global Funding I:
0.9% 6/8/23 (c)	4,581,000	4,641,132
1.95% 1/13/23 (c)	5,000,000	5,165,097
2.65% 4/8/22 (c)	5,000,000	5,158,470
Metropolitan Tower Global Funding 0.55% 7/13/22 (c)	10,000,000	10,043,816
New York Life Global Funding 1.1% 5/5/23 (c)	2,841,000	2,889,811
Pacific Life Global Funding II 1.2% 6/24/25 (c)	4,494,000	4,561,806
Pricoa Global Funding I:
2.4% 9/23/24 (c)	6,476,000	6,857,774
2.45% 9/21/22 (c)	4,109,000	4,263,577
Protective Life Global Funding 2.615% 8/22/22 (c)	10,240,000	10,628,810
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,807,909
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	6,049,259
		176,984,924

TOTAL FINANCIALS		1,198,080,615

HEALTH CARE - 3.8%
Biotechnology - 0.6%
AbbVie, Inc.:
2.3% 11/21/22	6,780,000	7,018,758
3.45% 3/15/22	5,000,000	5,168,794
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,649,555
Nutrition & Biosciences, Inc.:
0.697% 9/15/22 (c)	1,352,000	1,356,858
1.23% 10/1/25 (c)	7,000,000	7,086,753
		22,280,718
Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp. 2.75% 9/23/26 (c)	4,038,000	4,405,436
Becton, Dickinson & Co. 2.894% 6/6/22	3,544,000	3,665,502
Boston Scientific Corp.:
1.9% 6/1/25	5,000,000	5,234,672
3.45% 3/1/24	1,869,000	2,027,183
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (a)(b)	3,916,000	3,916,777
		19,249,570
Health Care Providers & Services - 1.0%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,904,443
Centene Corp. 4.75% 1/15/25	2,090,000	2,154,226
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,516,399
3.75% 7/15/23	4,703,000	5,091,186
CVS Health Corp.:
3.35% 3/9/21	6,325,000	6,378,001
3.7% 3/9/23	7,132,000	7,629,599
Humana, Inc. 2.5% 12/15/20	3,630,000	3,632,874
UnitedHealth Group, Inc.:
1.25% 1/15/26	597,000	613,918
3.35% 7/15/22	3,000,000	3,148,565
		39,069,211
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	7,303,343
3% 4/15/23	5,000,000	5,281,300
		12,584,643
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (c)	5,000,000	5,394,910
3.5% 6/25/21 (c)	7,000,000	7,103,615
4.25% 12/15/25 (c)	10,500,000	12,014,475
Bristol-Myers Squibb Co.:
2.6% 5/16/22	4,893,000	5,058,356
2.9% 7/26/24	6,000,000	6,483,648
3.2% 6/15/26	5,000,000	5,610,468
Elanco Animal Health, Inc.:
4.912% 8/27/21 (a)	3,082,000	3,159,358
5.272% 8/28/23 (a)	552,000	599,729
Mylan NV 3.125% 1/15/23 (c)	5,791,000	6,082,403
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,892,000	1,919,867
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,306,000	2,334,646
Viatris, Inc.:
1.125% 6/22/22 (c)	1,494,000	1,507,357
1.65% 6/22/25 (c)	480,000	494,357
		57,763,189

TOTAL HEALTH CARE		150,947,331

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (c)	5,615,000	5,619,665
The Boeing Co.:
1.95% 2/1/24	10,390,000	10,489,724
4.875% 5/1/25	3,000,000	3,348,955
		19,458,344
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,251,384	3,776,246
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500,000	5,254,916
3.4% 4/19/21	3,790,000	3,794,738
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,923,368	3,295,629
		16,121,529
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (c)	3,940,000	4,136,800
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	15,066,804
Industrial Conglomerates - 0.5%
General Electric Co. 3.45% 5/1/27	679,000	747,905
Honeywell International, Inc. 0.483% 8/19/22	8,856,000	8,869,284
Roper Technologies, Inc.:
1% 9/15/25	995,000	1,000,678
2.8% 12/15/21	3,883,000	3,972,701
3.65% 9/15/23	3,078,000	3,340,856
		17,931,424
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (a)(b)	4,075,000	4,080,286
0.95% 5/13/22	6,000,000	6,056,972
Deere & Co. 2.75% 4/15/25	423,000	460,250
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	4,000,000	4,001,004
2.056% 4/5/25	7,000,000	7,352,712
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,442,121
		28,393,345
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (c)	7,180,000	7,053,542
3.625% 5/1/22 (c)	719,000	729,666
3.95% 7/1/24 (c)	955,000	981,372
		8,764,580
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,133,541
2.625% 7/1/22	5,000,000	5,130,288
3.375% 6/1/21	8,097,000	8,191,467
3.75% 2/1/22	1,228,000	1,261,944
4.25% 2/1/24	2,597,000	2,793,779
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,710,823
		25,221,842

TOTAL INDUSTRIALS		135,094,668

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	896,000	966,186
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	17,591,000	19,462,825
		20,429,011
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	7,000,000	7,262,351
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,733,863
1.65% 6/1/25	2,097,000	2,180,463
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,326,965
4.25% 6/9/23	5,000,000	5,413,037
Visa, Inc. 1.9% 4/15/27	1,132,000	1,197,337
		20,114,016
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.:
2.497% 4/24/23	3,383,000	3,532,735
4.185% 2/15/27	6,000,000	6,927,545
		10,460,280
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,894,074
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.45% 8/4/26	15,000,000	16,324,708

TOTAL INFORMATION TECHNOLOGY		78,222,089

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	3,089,000	3,267,767
LYB International Finance III LLC 1.25% 10/1/25	6,305,000	6,361,278
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,317,763
		16,946,808
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,446,835
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,252,505
Crown Castle International Corp. 1.35% 7/15/25	566,000	574,997
ERP Operating LP 3.375% 6/1/25	3,000,000	3,314,054
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	5,003,667
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	700,325
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	6,019,540
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,330,143
Retail Properties America, Inc. 4% 3/15/25	2,778,000	2,790,048
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,063,663
2.75% 6/1/23	4,610,000	4,849,720
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,990,036
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,953,913
3% 1/15/30	4,013,000	4,265,126
3.125% 6/15/23	591,000	621,205
3.5% 4/15/24	2,140,000	2,329,238
VEREIT Operating Partnership LP 2.2% 6/15/28	456,000	458,696
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,389,594
3.95% 9/1/23	1,993,000	2,166,342
		56,519,647
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,449,525
4.1% 10/1/24	372,000	391,384
Mack-Cali Realty LP 4.5% 4/18/22	185,000	182,466
		4,023,375

TOTAL REAL ESTATE		60,543,022

UTILITIES - 3.5%
Electric Utilities - 1.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,109,059
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,366,943
Edison International 2.95% 3/15/23	730,000	753,671
Eversource Energy:
2.5% 3/15/21	4,386,000	4,404,946
2.75% 3/15/22	3,489,000	3,586,615
Exelon Corp. 3.497% 6/1/22 (a)	10,287,000	10,726,484
FirstEnergy Corp.:
1.6% 1/15/26	606,000	589,465
2.05% 3/1/25	3,271,000	3,273,884
4.25% 3/15/23	600,000	633,111
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	7,557,000	7,560,003
2.85% 4/1/25	1,508,000	1,643,075
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,212,228
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,643,149
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	12,257,000	13,280,460
Southern Co. 2.35% 7/1/21	5,250,000	5,303,222
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,481,270
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,054,326
		72,621,911
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,232,539
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	2,106,000	2,106,626
		3,339,165
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	553,336
The AES Corp. 3.3% 7/15/25 (c)	4,133,000	4,508,111
		5,061,447
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,433,882
2.8% 1/15/23	5,944,000	6,239,740
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,270,546
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	5,410,000	5,418,688
2% 8/15/21	1,458,000	1,472,620
2.715% 8/15/21	3,913,000	3,972,681
3.071% 8/15/24 (a)	5,000,000	5,409,261
DTE Energy Co.:
0.55% 11/1/22	10,000,000	10,021,329
2.25% 11/1/22	5,500,000	5,697,558
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,871,535
2.95% 9/1/29	3,000,000	3,296,363
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,808,214
2.65% 11/15/22	3,830,000	3,991,985
Sempra Energy 2.9% 2/1/23	1,017,000	1,066,099
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (a)(b)	454,000	383,188
		58,353,689

TOTAL UTILITIES		139,376,212

TOTAL NONCONVERTIBLE BONDS
(Cost $2,277,189,365)		2,349,088,697

U.S. Government and Government Agency Obligations - 12.9%
U.S. Government Agency Obligations - 0.4%
Freddie Mac 0.25% 8/24/23	14,087,000	14,087,135
U.S. Treasury Obligations - 12.5%
U.S. Treasury Notes:
0.25% 7/31/25	$25,000,000	$24,898,438
0.375% 4/30/25	135,855,000	136,205,240
0.5% 10/31/27	101,580,000	100,786,406
0.625% 11/30/27	73,456,000	73,478,955
0.875% 11/15/30	14,780,000	14,814,641
1.5% 1/31/27	13,045,000	13,821,585
1.625% 9/30/26	47,581,000	50,714,655
2.75% 6/30/25	34,406,000	38,185,284
2.875% 11/30/25 (d)	38,171,000	42,896,152

TOTAL U.S. TREASURY OBLIGATIONS		495,801,356

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $500,666,604)		509,888,491

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 0.9%
3% 12/1/31 to 3/1/50	20,664,189	22,077,632
3.5% 9/1/29 to 10/1/29	1,026,321	1,114,829
4.5% to 4.5% 3/1/35 to 9/1/49	10,786,509	11,920,314
6.5% 7/1/32 to 8/1/36	180,849	211,161
7% 8/1/28 to 6/1/33	143,555	168,378
7.5% to 7.5% 6/1/26 to 2/1/28	34,657	39,182
8.5% 9/1/25	1,376	1,516

TOTAL FANNIE MAE		35,533,012

Freddie Mac - 0.4%
2% 1/1/32	16,896,836	17,663,029
8.5% 12/1/26 to 8/1/27	14,014	15,774

TOTAL FREDDIE MAC		17,678,803

Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	25,769	29,123
7.5% 2/15/28 to 10/15/28	2,456	2,817
8% 6/15/24	19	21
8.5% 10/15/21	1,274	1,281

TOTAL GINNIE MAE		33,242

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $52,465,644)		53,245,057

Asset-Backed Securities - 7.8%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (c)	$2,762,670	$2,609,678
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,515,950
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,153,731
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	206,798	206,958
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	1,674,325	1,683,632
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (c)	1,332,603	1,244,063
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (c)	1,068,718	1,078,498
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2743% 2/25/35 (a)(b)	169,367	165,653
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (c)	637,578	639,282
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,593,489
CarMax Auto Owner Trust:
Series 2019-1 Class A3, 3.05% 3/15/24	3,879,078	3,963,704
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	5,994,834
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (c)	253,778	254,165
Series 2018-1A Class A1, 3.04% 4/15/30 (c)	1,773,499	1,803,860
Series 2018-3A Class A1, 3.39% 1/15/31 (c)	2,964,568	3,054,054
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,017,913	3,076,917
Series 2020-1A Class A1, 0.87% 8/16/32 (c)	4,898,750	4,908,195
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	661,353	664,160
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (c)	3,680,211	3,708,884
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	135,995	136,150
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	817,061	821,216
Series 2019-HP1 Class A, 2.59% 12/15/26 (c)	6,705,580	6,783,433
Series 2019-P1 Class A, 2.94% 7/15/26 (c)	557,101	560,977
Series 2019-P2 Class A, 2.47% 10/15/26 (c)	2,250,196	2,264,531
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (c)	386,823	388,056
Series 2018-2 Class A3, 3.37% 10/22/23 (c)	1,117,854	1,126,328
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	3,483,243	3,505,539
Class A3, 1.91% 10/22/24 (c)	2,190,000	2,228,556
Series 2020-2:
Class A2, 0.47% 10/24/22 (c)	3,665,000	3,671,268
Class A3, 0.57% 10/23/23 (c)	4,476,000	4,487,654
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (c)	1,119,389	1,126,809
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	2,891,551	2,903,557
Class A3, 2.08% 2/21/23 (c)	2,099,000	2,129,549
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (c)	2,133,258	2,143,766
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	1,873,461	1,906,634
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	6,853,895	6,960,312
Series 2020-2 Class A2, 0.61% 7/20/26 (c)	9,300,000	9,305,103
Ford Credit Auto Lease Trust Series 2020-A Class A3, 1.85% 3/15/23	6,991,000	7,093,640
Ford Credit Auto Owner Trust:
Series 2016-1 Class A, 2.31% 8/15/27 (c)	9,128,000	9,166,071
Series 2019-1 Class A, 3.52% 7/15/30 (c)	4,783,000	5,218,189
Series 2020-2 Class A, 1.06% 4/15/33 (c)	14,774,000	14,850,515
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,656,000	7,693,316
GM Financial Automobile Leasing Trust Series 2020-3 Class A3, 0.45% 8/21/23	4,764,000	4,773,133
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,963,000	6,968,845
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (c)	3,438,000	3,449,882
Series 2020-2 Class A, 0.69% 10/15/25 (c)	7,860,000	7,867,703
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (c)	1,246,345	1,187,301
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (c)	4,763,553	4,796,145
Series 2020-2A Class A2, 0.65% 7/22/30 (c)	7,820,000	7,834,841
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (c)	3,523,000	3,584,158
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,040,929
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (c)	2,673,039	2,706,925
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	2,311,000	2,366,187
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (c)	824,711	831,514
Series 2020-1A Class A, 2.24% 3/15/30 (c)	523,009	526,474
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,114,085
Series 2020-B Class A3, 0.4% 11/15/23	3,679,000	3,683,897
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (c)	1,000,781	1,071,880
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (c)	4,116,000	4,238,135
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	7,218,000	7,218,094
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (c)	4,517,918	4,512,045
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (a)(b)	19,823	19,798
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (a)(b)	114,851	114,781
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (c)	293,959	295,092
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (c)	1,931,871	1,958,751
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (c)	8,691,000	8,713,804
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (c)	2,519,748	2,337,967
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (c)	2,797,000	2,970,386
1.884% 7/15/50 (c)	1,204,000	1,239,606
3.168% 4/9/47 (c)	7,000,000	7,076,675
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	2,185,891	2,209,713
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (a)(b)	2,132	1,960
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	3,154,000	3,159,521
Class A3, 0.68% 12/20/23 (c)	3,588,000	3,607,343
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	5,017,583	5,063,283
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (c)	2,006,264	2,141,913
Series 2020-4 Class A1, 1.75% 10/25/60 (c)	2,170,505	2,216,844
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (c)	3,961,000	4,068,128
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	304,000	209,760
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (c)	479,222	480,197
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (c)	36,630	36,668
Series 2020-A Class A1A, 1.85% 7/22/24	6,472,000	6,630,607
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	2,587,000	2,629,967
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	3,127,000	3,189,410
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (c)	528,146	530,531
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	3,990,612	4,005,138
Series 2020-C Class A2, 0.35% 12/15/23	11,990,000	11,998,889
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,644,150
Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,963,539
TOTAL ASSET-BACKED SECURITIES
(Cost $306,291,262)		309,077,470

Collateralized Mortgage Obligations - 2.7%
Private Sponsor - 1.3%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (c)	5,939,837	6,053,693
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,141,159	1,200,373
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (c)	1,839,609	1,895,028
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	1,108,324	1,108,353
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.6569% 10/15/54 (a)(b)(c)	962,882	963,016
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	1,072,233	1,075,522
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	5,532,000	5,655,325
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	1,563,000	1,563,597
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	7,422,000	7,423,064
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (c)	864,261	866,493
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (c)	2,587,802	2,696,840
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (c)	7,624,577	7,637,091
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	1,138,000	1,139,014
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (c)	531,110	538,008
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (c)	8,277,915	8,292,201
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(b)	950	915
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	4,431,600	4,440,968

TOTAL PRIVATE SPONSOR		52,549,501

U.S. Government Agency - 1.4%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	2,970,631	3,117,120
Series 2019-33 Class N, 3% 3/25/48	13,394,757	14,039,201
Series 2015-28 Class JE, 3% 5/25/45	2,123,747	2,257,355
Series 2018-3 Class LP, 3% 2/25/47	10,426,423	11,028,054
Series 2019-59 Class AB, 2.5% 10/25/39	4,209,282	4,383,096
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	5,169,382	5,516,833
sequential payer Series 4873 Class CA, 4% 7/15/47	5,763,378	6,126,752
Series 3949 Class MK, 4.5% 10/15/34	83,788	92,574
Series 4472 Class WL, 3% 5/15/45	959,728	1,020,290
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	4,764,346	5,123,386
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	106,282	106,307

TOTAL U.S. GOVERNMENT AGENCY		52,810,968

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,192,893)		105,360,469

Commercial Mortgage Securities - 7.5%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (c)	1,767,000	1,763,033
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,867,703
Series 2019-B14 Class XA, 0.914% 12/15/62 (a)(f)	24,844,124	1,259,664
Series 2020-B17 Class XA, 1.5419% 3/15/53 (a)(f)	49,510,218	4,606,564
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	3,054,205	3,050,536
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	614,000	594,798
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	6,310,932	6,310,931
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (c)	7,149,999	7,238,262
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	1,313,000	1,303,954
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9309% 7/15/32 (a)(b)(c)	4,733,068	4,731,640
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (c)	10,000,000	10,227,235
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	4,641,969	4,441,034
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (c)	6,670,000	6,895,827
Class A4, 3.024% 9/10/45	2,239,075	2,289,836
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,245,090	1,300,609
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,685,542
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,448,123
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,315,317
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,477,693	5,555,266
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,788,637
Class AM, 3.314% 3/10/46 (c)	1,343,000	1,408,048
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,748,128	1,828,224
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,407,556	1,477,418
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,445,000	2,484,802
Series 2015-CR22 Class A2, 2.856% 3/10/48	272,772	272,709
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	5,000,000	5,001,559
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (c)	2,198,000	2,267,275
Series 2018-SITE Class A, 4.284% 4/15/36 (c)	1,635,000	1,622,369
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,517,821
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,476,049
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (c)	8,649,312	8,883,868
Class A3, 3.482% 1/10/45	2,955,837	3,006,765
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,268,382
Class A4, 3.377% 5/10/45	1,654,973	1,676,623
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,664,080	4,776,589
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,731,084
Series 2014-GC18 Class AAB, 3.648% 1/10/47	449,369	467,255
Series 2014-GC20 Class AAB, 3.655% 4/10/47	532,577	558,025
Series 2014-GC26 Class AAB, 3.365% 11/10/47	2,703,602	2,839,726
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,857,177	1,952,883
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,860,382
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	6,799,000	6,911,042
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,155,641
Series 2013-GC13 Class A/S, 4.22% 7/10/46 (a)(c)	9,739,000	10,389,394
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,067,835
Series 2015-GC32 Class A2, 3.062% 7/10/48	251,908	252,552
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	384,333	384,319
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,456,688	1,533,965
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	553,748	579,647
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,876,181
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,195,679
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	1,981,224	2,013,433
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,166,987
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (c)	5,520,000	5,645,739
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	2,478,000	2,434,506
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,509,314
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,128,685	2,144,424
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,758,068	4,969,186
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	3,198,140	3,428,965
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,286,029
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (c)	2,708,000	2,854,343
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	911,000	912,142
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,024,119	4,138,047
Series 2013-C11 Class A4, 4.2973% 8/15/46 (a)	1,443,000	1,546,401
Series 2014-C15 Class ASB, 3.654% 4/15/47	1,438,621	1,515,617
Series 2014-C19 Class ASB, 3.326% 12/15/47	9,250,746	9,725,608
Series 2016-C28 Class A3, 3.272% 1/15/49	1,852,193	2,008,313
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,827,843	2,962,632
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,047,302	1,092,975
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	3,837,000	3,964,208
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(c)	2,820,000	2,871,814
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	3,491,858	3,489,616
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,783,873
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (c)	2,974,216	3,094,760
Series 2012-C3 Class A/S, 3.814% 8/10/49 (c)	3,319,000	3,461,205
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	970,424	1,037,751
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,226,098
Series 2015-C27 Class ASB, 3.278% 2/15/48	2,639,526	2,769,395
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,858,000	4,171,571
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,155,654
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,875,867	3,970,854
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,187,302
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,559,739	1,596,062
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,603,597
Series 2013-C16 Class ASB, 3.963% 9/15/46	651,308	679,761
Series 2014-C22 Class ASB, 3.464% 9/15/57	4,233,132	4,433,309
Series 2013-C11 Class ASB, 2.63% 3/15/45	587,361	599,463
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,531,322
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $296,425,515)		298,380,898

Municipal Securities - 0.4%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,790,484
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,875,545	1,911,725
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,402,579
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,342,780
TOTAL MUNICIPAL SECURITIES
(Cost $13,777,475)		14,447,568

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,507,613)	$3,525,000	$3,748,838

Bank Notes - 1.9%
BBVA U.S.A.:
2.875% 6/29/22	$8,287,000	$8,590,754
3.5% 6/11/21	3,000,000	3,041,945
CIT Bank NA 2.969% 9/27/25 (a)	6,655,000	6,925,126
Citibank NA:
2.844% 5/20/22 (a)	5,000,000	5,059,472
3.65% 1/23/24	5,000,000	5,464,044
Discover Bank:
3.2% 8/9/21	2,000,000	2,034,574
3.35% 2/6/23	7,557,000	7,991,371
Fifth Third Bank, Cincinnati 2.875% 10/1/21	2,000,000	2,038,511
First Republic Bank 1.912% 2/12/24 (a)	2,692,000	2,772,473
KeyBank NA 3.3% 2/1/22	1,378,000	1,426,051
RBS Citizens NA:
2.25% 4/28/25	4,046,000	4,294,518
2.65% 5/26/22	3,000,000	3,092,658
Truist Bank:
1.5% 3/10/25	7,000,000	7,227,176
2.8% 5/17/22	5,000,000	5,172,166
3.502% 8/2/22 (a)	3,790,000	3,869,249
Wells Fargo Bank NA 2.897% 5/27/22 (a)	5,000,000	5,061,587
TOTAL BANK NOTES
(Cost $71,623,663)		74,061,675

Commercial Paper - 0.2%
TransCanada PipeLines Ltd. 0.29% 1/15/21
(Cost $8,996,738)	9,000,000	8,997,574
TOTAL COMMERCIAL PAPER
(Cost $8,996,738)		8,997,574
	Shares	Value

Fixed-Income Funds - 0.4%
Fidelity Specialized High Income Central Fund (g)
(Cost $15,736,625)	172,350	17,226,365

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.09% (h)
(Cost $196,489,414)	196,450,124	196,489,414
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,846,362,811)		3,940,012,516
NET OTHER ASSETS (LIABILITIES) - 0.5%		19,754,560
NET ASSETS - 100%		$3,959,767,076

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	48	March 2021	$10,600,875	$5,906	$5,906
CBOT 5-Year U.S. Treasury Note Contracts (United States)	918	March 2021	115,696,688	151,433	151,433
TOTAL FUTURES CONTRACTS					$157,339

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,180,688 or 21.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $578,751.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,848
Fidelity Specialized High Income Central Fund	328,850
Total	$388,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,901,423	$331,099	$--	$--	$(6,157)	$17,226,365	3.2%
Total	$16,901,423	$331,099	$--	$--	$(6,157)	$17,226,365

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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